Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Adirondack Funds
Entity Central Index Key	0001311981
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Adirondack Small Cap Fund
Shareholder Report [Line Items]
Fund Name	THE ADIRONDACK SMALL CAP FUND
Class Name	Adirondack Small Cap Fund
Trading Symbol	ADKSX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Adirondack Small Cap Fund – ADKSX (the “Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adirondackfunds.com/fund-performance/. You can also request this information by contacting us at 1-888-686-2729.
Additional Information Phone Number	1-888-686-2729.
Additional Information Website	www.adirondackfunds.com/fund-performance/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Adirondack Small Cap Fund	$155	1.48%

*Annualized

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

We are pleased to report that the Fund which launched on April 6, 2005 has achieved two decades of successful small cap investing. This notable milestone is a testament to our firm’s patience, conviction and ability to stay the course even when others expressed differing views. Throughout the years, we have effectively navigated several major market events, garnering essential insights that will continue to guide our investment strategy going forward.

The Fund’s stock-picking remained robust, continuing the trend observed since mid-year. Stock picks within Financial, Technology and Energy sectors combined to produce 870 basis points of alpha. In contrast, the Materials sector proved to be an area of weakness, with the Fund’s holdings declining 28.5% due to global economic concerns.

The end of March marked the beginning of significant changes. On April 2nd, “Liberation Day” was officially announced. While we had foreseen robust tariff measures targeting critical industries, the breadth of the proposed rates and their extensive coverage affecting nearly all trading partners caught us off guard.

We are navigating a period of swift technological transformation coupled with rebalancing of global trade dynamics and U.S. government austerity measures. The rapidly evolving landscape renders the situation increasingly complex. Our focus remains steadfast on the factors within our control: Stock selection, risk relative to our benchmark (MSI), and margins of safety afforded by the companies and industries in which we invest. Historically, stocks remain attractively priced across various industries within the U.S. small cap space. Although, we acknowledge that some stocks will be more resilient than others.

In a notable coincidence, our first correspondence to investors back in 2005 featured a quote from the Chinese proverb “A journey of 1000 miles begins with a single step.” With that in mind, we would like to conclude with another Chinese proverb, more befitting the current circumstances: “When the nest is turned over, no egg is left unbroken.” We wish you well and thank you for joining us on this journey as we seek to protect and grow your nest egg.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years
Adirondack Small Cap Fund	8.86%	22.06%	6.25%
Standard & Poor’s 500 Index*	8.25%	18.58%	12.49%
iShares Russell 2000 Value ETF	-3.21%	15.14%	5.90%
Morningstar US Small Cap Broad Value Extended Index*	-1.07%	18.76%	6.62%

* In order to comply with the definition and intent set forth by the U.S. Securities and Exchange Commission, the Fund has changed its broad-based securities market index (benchmark index) from the Morningstar US Small Cap Broad Value Extended Index to the Standard & Poor’s 500 Index (S&P 500). The S&P 500 is a market value-weighted index of 500 stocks seen as indicators of U.S. equities. You cannot invest directly in an index.

Net Assets	$ 38,682,800
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 393,709
Investment Company, Portfolio Turnover	38.91%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$38,682,800	54	38.91%	$393,709

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Virtu Financial, Inc. Class A	4.04%
2.	SiriusPoint Ltd. (Bermuda)	3.58%
3.	EZCORP, Inc. Class A	3.44%
4.	Genworth Financial, Inc. Class A	3.36%
5.	Antero Resources Corp.	3.31%
6.	Orthofix Medical, Inc.	3.27%
7.	Dole PLC (Ireland)	3.18%
8.	Perrigo Co. PLC (Ireland)	3.08%
9.	LSI Industries, Inc.	3.06%
10.	Healthcare Realty Trust, Inc.	2.88%
	Total % of Net Assets	33.20%

Updated Prospectus Phone Number	1-888-686-2729
Updated Prospectus Web Address	www.adirondackfunds.com/fund-performance/